Offerings	Nov. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	115,417,259
Proposed Maximum Offering Price per Unit	0.017
Maximum Aggregate Offering Price	$ 1,962,093.40
Fee Rate	0.0087%
Amount of Registration Fee	$ 170.70
Offering Note	Pursuant to Rule 416 under the Securities Act, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Based on $0.017, the average of the high and low prices for a share of common stock as reported on Nasdaq on November 10, 2026, which date is a date within five business days of the filing of the registration statement filed by the registrant for the registration of the securities listed in the table above.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value issuable upon exercise of Series B Warrants
Amount Registered | shares	288,432
Proposed Maximum Offering Price per Unit	18.6336
Maximum Aggregate Offering Price	$ 5,374,526.52
Fee Rate	0.0087%
Amount of Registration Fee	$ 467.58
Offering Note	Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Based on $0.017, the average of the high and low prices for a share of common stock as reported on Nasdaq on November 10, 2026, which date is a date within five business days of the filing of the registration statement filed by the registrant for the registration of the securities listed in the table above.